UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10441

CCMA Select Investment Trust
(Exact name of registrant as specified in charter)

190 South LaSalle Street, Suite 2800, Chicago, IL 60603
(Address of principal executive offices) (Zip code)

Savitri Pai (Same as above)
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-444-6202

Date of fiscal year end: 6-30-2004

Date of reporting period: 7-1-2003 to 6-30-2004

Item 1. Proxy Voting Record.

CCMA Select Investment Trust

No securities were held by the Trust during the report period of July 1, 2003 to June 30, 2004.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CCMA Select Investment Trust

By (Signature and Title)* /s/ Greg Francouer, Treasurer
                   Greg Francouer, Treasurer

Date: August 30, 2004

* Print the name and title of each signing officer under his or her signature.